Financial instruments - Financial Assets By Institution (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Other current financial assets	$ 1,325,843			$ 1,325,843	$ 961,355
Acquisition of non-current financial assets				30,701	0	$ 0
Azure Minerals Limited
Financial instruments [Line Items]
Current investments in equity instruments designated at fair value through other comprehensive income	135,358			135,358
Term deposit One
Financial instruments [Line Items]
Collateral guarantees	5,590			5,590
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets	1,316,797			1,316,797	950,167
Financial assets at amortized cost | Banco Crédito e Inversiones
Financial instruments [Line Items]
Other current financial assets	74,459			74,459	187,707
Financial assets at amortized cost | Banco Morgan Stanley
Financial instruments [Line Items]
Other current financial assets	5,590			5,590	0
Financial assets at amortized cost | Banco Santander
Financial instruments [Line Items]
Other current financial assets	100,083			100,083	51,444
Financial assets at amortized cost | Banco Itaú CorpBanca
Financial instruments [Line Items]
Other current financial assets	372,061			372,061	15,048
Financial assets at amortized cost | Banco Estado
Financial instruments [Line Items]
Other current financial assets	0			0	85,055
Financial assets at amortized cost | Banco de Chile
Financial instruments [Line Items]
Other current financial assets	0			0	150,259
Financial assets at amortized cost | Scotiabank Sud Americano
Financial instruments [Line Items]
Other current financial assets	672,720			672,720	250,362
Financial assets at amortized cost | Sumitomo Mitsui Banking
Financial instruments [Line Items]
Other current financial assets	91,884			$ 91,884	$ 210,292
Financial assets at fair value through other comprehensive income | Azure Minerals Limited
Financial instruments [Line Items]
Acquisition of non-current financial assets	$ 4,317	$ 12,904	$ 13,480
Financial asset, ownership interest percentage			19.99%
Acquisition agreement, right to acquire products, percentage			25.00%